Schedule of trade and other receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
- Non-related parties	$ 683,939	$ 461,497
Trade receivables	683,939	461,497
- Advance payment to suppliers	119,745	329,597
- Deposits	108,550	46,035
- Goods and services tax recoverable		184
- Prepayments	128,308	195,209
Non-trade receivables	356,603	571,025
Trade and other receivables	$ 1,040,542	$ 1,032,522